Business Segments (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Schedule of Segment Reporting Information

	Year Ended December 31, 2015
(Dollars in thousands)	IBERIABANK	IMC	LTC	Consolidated
Interest and dividend income	$639,793	$7,062	$3	$646,858
Interest expense	56,222	2,878	—	59,100
Net interest income	583,571	4,184	3	587,758
Provision for loan losses	30,908	—	—	30,908
Mortgage income	1,426	79,696	—	81,122
Title revenue	—	—	22,837	22,837
Other non-interest income	116,443	(2)	(7)	116,434
Allocated expenses	(16,253)	12,036	4,217	—
Non-interest expense	495,158	57,784	17,363	570,305
Income before income tax expense	191,627	14,058	1,253	206,938
Income tax expense	58,006	5,581	507	64,094
Net income	$133,621	$8,477	$746	$142,844
Total loans and loans held for sale, net of unearned income	$14,305,663	$188,012	$—	$14,493,675
Total assets	19,220,085	256,888	27,095	19,504,068
Total deposits	16,173,831	4,917	—	16,178,748
Average assets	18,146,216	230,819	25,671	18,402,706

	Year Ended December 31, 2014
(Dollars in thousands)	IBERIABANK	IMC	LTC	Consolidated
Interest and dividend income	$498,820	$5,992	$3	$504,815
Interest expense	42,983	1,721	—	44,704
Net interest income	455,837	4,271	3	460,111
Provision for loan losses	18,966	94	—	19,060
Mortgage income	71	51,726	—	51,797
Title revenue	—	—	20,492	20,492
Other non-interest income	101,401	(61)	(1)	101,339
Allocated expenses	(11,602)	8,203	3,399	—
Non-interest expense	412,165	44,761	16,688	473,614
Income before income tax expense	137,780	2,878	407	141,065
Income tax expense	34,352	1,148	183	35,683
Net income	$103,428	$1,730	$224	$105,382
Total loans and loans held for sale, net of unearned income	$11,415,973	$165,143	$—	$11,581,116
Total assets	15,537,731	194,156	26,017	15,757,904
Total deposits	12,515,329	5,196	—	12,520,525
Average assets	14,430,768	176,003	25,223	14,631,994

	Year Ended December 31, 2013
(Dollars in thousands)	IBERIABANK	IMC	LTC	Consolidated
Interest and dividend income	$431,418	$5,747	$32	$437,197
Interest expense	45,150	1,803	—	46,953
Net interest income	386,268	3,944	32	390,244
Provision for loan losses	5,123	22	—	5,145
Mortgage income	2	64,195	—	64,197
Title revenue	—	—	20,526	20,526
Other non-interest income	84,243	(10)	2	84,235
Allocated expenses	(7,453)	5,417	2,036	—
Non-interest expense	406,380	49,723	16,693	472,796
Income before income tax expense	66,463	12,967	1,831	81,261
Income tax expense	10,299	5,093	741	16,133
Net income	$56,164	$7,874	$1,090	$65,128
Total loans and loans held for sale, net of unearned income	$9,472,908	$147,553	$—	$9,620,461
Total assets	13,167,162	173,131	25,257	13,365,550
Total deposits	10,734,030	2,970	—	10,737,000
Average assets	12,794,997	183,513	25,478	13,003,988